COMMITMENTS AND CONTINGENCIES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Future minimum lease payments under non-cancellable operating leases agreements
2018	¥ 44,818
2019	44,417
2020	20,045
2021	16,517
2022	4,803
2023 and thereafter	14,378
Total	144,978
Rental expenses	¥ 78,010	¥ 46,650	¥ 24,430